Equity-Based Compensation	12 Months Ended
Dec. 31, 2010
Equity-Based Compensation [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Equity-Based Compensation

Equity Compensation Plans

We established stock incentive plans in 1989 (the “1989 Plan”) and 1999 (the “1999 Plan”) which allowed us to grant options to directors, officers and key employees to purchase our common stock at its market value on the date the options are granted. Under the 1989 Plan, 12,600 shares were reserved for grant through March 1999. The 1989 Plan expired in March 1999. On September 22, 1999, the stockholders ratified the 1999 Plan, which authorized us to grant up to 8,000 shares of common stock. Options granted under the 1999 Plan generally became exercisable after one year in 20% to 33% increments per year and expired within ten years from the date of grant. On May 19, 2005, the Board modified the 1999 Plan by deleting the provisions of the 1999 Plan that provided for a mandatory annual grant of 10 stock options to outside directors. The 1999 Plan expired in March 2009.

On May 25, 2005, our stockholders approved the 2005 Equity Compensation Plan (the “2005 Plan”), approved by the Board on May 19, 2005, that allowed us to grant stock options, restricted stock and RSUs to our directors, officers and key employees. When it was adopted, a maximum of 9,200 shares of common stock was authorized for the issuance of awards under the 2005 Plan.

Pursuant to Board resolution, from May 25, 2005 (the date of our 2005 annual meeting of stockholders) until April 23, 2009 (when the practice was discontinued by Board resolution), outside directors automatically received a grant of RSUs equal to $100 in value (based on the date of issuance, typically the date of the annual meetings of stockholders) and any newly appointed outside director would receive an initial grant of RSUs equal to $150 in value on the date such director was appointed to our Board.

Effective February 12, 2010, the Board amended and restated the 2005 Plan because we had a limited number of shares available for issuance thereunder (such plan, as amended and restated, the “2010 Plan”). Approval of the 2010 Plan by our stockholders was obtained on July 30, 2010 at our annual meeting of stockholders. When it was adopted, a maximum of 2,650 shares of common stock was authorized for the issuance of awards under the 2010 Plan. Effective January 1, 2010, for each year of service, directors who are not officers of the Company will receive annual awards of RSUs valued in an amount of $35, which we believe will customarily be awarded on the date of our annual meeting of stockholders.

Options and restricted stock granted under the 2010 Plan vest over periods ranging from 2 to 3 years, commencing on the anniversary date of each grant, and options expire within ten years from the date of grant. RSUs awarded to directors vest over a two-year period in equal one-half increments on the first and second anniversary of the date of the grant, subject to the director's continued service with us. Directors' RSUs will vest automatically, in full, upon a change in control or upon their retirement, as defined in the 2010 Plan. RSUs are payable in newly issued shares of our common stock. Recipients of restricted stock and RSUs are entitled to receive dividend equivalents (subject to vesting) when and if we pay a cash dividend on our common stock. Such dividend equivalents are payable, in newly issued shares of common stock, only upon the vesting of the related restricted shares.

Restricted stock has the same cash dividend and voting rights as other common stock and, once issued, is considered to be currently issued and outstanding (even when unvested). Restricted stock and RSUs have dividend equivalent rights equal to the cash dividend paid on common stock. RSUs do not have the voting rights of common stock, and the shares underlying the RSUs are not considered to be issued and outstanding until they vest. Each RSU or restricted stock counts as three shares under the terms of the 2010 Plan.

All equity-based compensation expense is included in corporate expense for reporting purposes.

The 200 for 1 reverse stock split has been reflected in share data, weighted average exercise prices and weighted average grant date prices contained herein for all periods presented.

Stock Options

Stock option activity for the year ended December 31, 2010, for the periods from April 24, 2009 to December 31, 2009 and January 1, 2009 to April 23, 2009 and for the year ended December 31, 2008 is as follows:

	Successor Company				Predecessor Company
	December 31, 2010		December 31, 2009		April 23, 2009		December 31, 2008
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding beginning of period	28.6	$1,345	32.1	$1,463	35.0	$1,504	19.4	$4,372
Granted	2,098.0	6	—	—	0.4	12	32.9	272
Exercised	—	—	—	—	—	—	—	—
Cancelled, forfeited or expired	(495.3)	17	(3.5)	3,726	(3.3)	1,860	(17.3)	2,352
Outstanding end of period	1,631.3	$26	28.6	$1,345	32.1	$1,463	35.0	$1,504
Options exercisable at end of period	85.7	$375	13.6	$2,485	11.4	$3,810	8.7	$4,856
Aggregate estimated fair value of options vesting during the period	$1,461		$826		$788		$2,360

At December 31, 2010, vested and exercisable options had an aggregate intrinsic value of $209 and a weighted average remaining contractual term of 1.25 years. No options were exercised during the years ended December 31, 2010, 2009 and 2008. The aggregate intrinsic value of options represents the total pre-tax intrinsic value (the difference between our closing stock price at the end of the period and the option's exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options at that time.

As of December 31, 2010, there was $5,617 of unearned compensation cost related to stock options granted under all of our equity compensation plans and is expected to be recognized over a weighted-average period of 2.11 years. Additionally, as of December 31, 2010, we expect 1,409.1 of our unvested options to vest with a weighted average exercise price of $29, a weighted average remaining term of 9.12 years and an aggregate intrinsic value of $4,135.

The estimated fair value of options granted during each period was measured on the date of grant using the Black-Scholes option pricing model using the weighted average assumptions as follows:

	Successor Company		Predecessor Company
		For the Period	For the Period
	Year Ended	April 24, 2009 to	January 1, 2009	Year Ended
	December 31, 2010	December 31, 2009	to April 23, 2009	December 31, 2008
Risk-free interest rate	2.3%	—	2.98%	2.64%
Expected term (years)	5.0	—	5.0	4.8
Expected volatility	98.6%	—	92.17%	55.99%
Expected dividend yield	—%	—	—%	—%
Weighted average fair value of options granted	$4.54	$—	$8.40	$104.00

No options were granted in the period April 24, 2009 to December 31, 2009, therefore no determination was made for fair value assumptions.

The risk-free interest rate for periods within the life of the option is based on a blend of U.S. Treasury bond rates. The expected term assumption has been calculated based on historical data. The expected volatility assumption used by us is based on the historical volatility of our stock. The dividend yield represents the expected dividends on our common stock for the expected term of the option.

Additional information related to options outstanding at December 31, 2010, segregated by grant price range is summarized below:

			Remaining
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Contractual
Options outstanding at exercise price of:	Options	Price	Life (in years)
$6	1,507.2	$6	8.70
$8 - 12	100.5	8	9.80
$36 - $150	7.1	71	5.80
$248 - $438	10.2	345	6.60
$1,234 - $7,038	6.3	4,564	2.30
	1,631.3	$26	8.70

Restricted Stock Units

We have awarded RSUs to Board members and certain key executives, which vest over two, three and four years, respectively. On April 23, 2009, the Board passed a resolution that discontinued the practice of automatic annual awards to directors before such was resumed in mid 2010. In 2010, our Compensation Committee determined that the independent non-employee directors should receive annual awards of RSUs valued in an amount of $35, which awards will vest over 2 years, beginning on the anniversary of the grant date. The awards also will vest automatically upon a change in control (as defined in the 2010 Plan) and will otherwise be governed by the terms of the 2010 Plan. The cost of the RSUs, which is determined to be the fair market value of the shares at the date of grant, net of estimated forfeitures, is expensed ratably over the vesting period, or period to retirement eligibility (in the case of directors) if shorter. As of December 31, 2010, unearned compensation cost related to RSUs was $820 and is expected to be recognized over a weighted-average period of 2.64 years.

RSUs activity for the year ended December 31, 2010, for the periods from April 24, 2009 to December 31, 2009 and January 1, 2009 to April 23, 2009 and for the year ended December 31, 2008 is as follows:

	Successor Company				Predecessor Company
	December 31, 2010		December 31, 2009		April 23, 2009		December 31, 2008
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding beginning of period	0.1	$1,314	2.4	$1,498	6.1	$320	1.2	$1,830
Granted	115.0	8	—	—	—	—	5.5	138
Converted to common shares	—	—	(2.3)	186	(3.7)	325	(0.6)	1,330
Cancelled, forfeited or expired	—	—	—	—	—	—	—	—
Outstanding end of period	115.1	$10	0.1	$1,314	2.4	$306	6.1	$320

Restricted Stock

In the past, we have awarded shares of restricted stock to certain key employees. The awards vest over periods ranging from 2 to 4 years. The cost of these restricted stock awards, calculated as the fair market value of the shares on the date of grant, net of estimated forfeitures, is expensed ratably over the vesting period.

Restricted stock activity for the year ended December 31, 2010, for the periods from April 24, 2009 to December 31, 2009 and January 1, 2009 to April 23, 2009 and for the year ended December 31, 2008 is as follows:

	Successor Company				Predecessor Company
	December 31, 2010		December 31, 2009		April 23, 2009		December 31, 2008
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding beginning of period	0.8	$1,504	0.9	$1,498	1.8	$1,510	4.8	$1,724
Granted	—	—	—	—	—	—	0.2	126
Converted to common shares	(0.8)	1,504	(0.1)	1,360	(0.9)	1,522	(1.8)	1,330
Cancelled, forfeited or expired	—	—	—	—	—	—	(1.4)	1,534
Outstanding end of period	—	—	0.8	$1,504	0.9	$1,498	1.8	$1,510

As of December 31, 2010, there was $0 of unearned compensation cost related to restricted stock.

Expense - Equity-Based Compensation

Equity-based compensation expense is included in corporate, general and administrative expenses in the Statement of Operations and is summarized by award type as follows:

	Successor Company		Predecessor Company
		For the Period	For the Period
	Year Ended	April 24, 2009 to	January 1, 2009	Year Ended
Continuing operations	December 31, 2010	December 31, 2009	to April 23, 2009	December 31, 2008
Stock option	$2,002	$1,262	$621	$2,138
Restricted stock	240	1,145	378	1,681
RSU	87	327	684	618
	$2,329	$2,734	$1,683	$4,437
Discontinued operations
Stock option	$1,064	$335	$195	$525
Restricted stock	166	241	232	481
	$1,230	$576	$427	$1,006